Consolidated Statements of Income - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Gross revenues	CAD 18,986	CAD 13,312
Royalties	(363)	(305)
Marketing and other	(40)	(88)
Revenues, net of royalties	18,583	12,919
Purchases of crude oil and products	11,566	7,356
Production, operating and transportation expenses (note 20)	2,679	2,724
Selling, general and administrative expenses (note 20)	650	544
Depletion, depreciation, amortization and impairment (notes 9, 10)	2,882	2,462
Exploration and evaluation expenses (note 8)	146	188
Gain on sale of assets (note 9)	(46)	(1,634)
Other – net	(18)	(27)
Operating expense	17,859	11,613
Earnings from operating activities	724	1,306
Share of equity investment gain (note 11)	61	15
Net foreign exchange gains (losses)	(6)	13
Finance income	37	17
Finance expenses	(392)	(401)
Financial Items	(361)	(371)
Earnings before income taxes	424	950
Provisions for (recovery of) income taxes. current	(3)	(1)
Provisions for (recovery of) income taxes, deferred	(359)	29
Provisions for (recovery of) income taxes	(362)	28
Net earnings	CAD 786	CAD 922
Earnings per share (note 19)
Earnings per share – basic ($/share)	CAD 0.75	CAD 0.88
Earnings per share – diluted ($/share)	CAD 0.75	CAD 0.88
Weighted average number of common shares outstanding (note 19)
Weighted average number of common shares outstanding, basic	1,005.3	1,004.9
Weighted average number of common shares outstanding, diluted	1,005.3	1,004.9